Supplementary insurance information	12 Months Ended
Dec. 31, 2021
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Abstract]
Supplementary insurance information
Schedule III
Supplementary insurance information

Column A	Column B	Column C	Column D	Column E	Column F
Segment	Deferred policy acquisition costs	Future policy benefits	Unearned premiums	Other policy claims and benefits	Premium revenue
Amounts in EUR million
2021
Americas	8,648	192,099	6,335	1,934	8,190
The Netherlands	235	67,226	50	1,019	1,713
United Kingdom	796	111,458	-	-	4,616
International	391	9,735	163	110	924
Holding and other activities	-	-	-	-	-
Eliminations	-	(1,611)	-	-	-
Total	10,070	378,907	6,548	3,062	15,444

2020
Americas	7,181	174,167	5,897	1,858	8,326
The Netherlands	136	70,915	50	1,026	1,994
United Kingdom	789	95,788	20	5	4,858
International	289	9,245	150	112	919
Holding and other activities	-	-	-	-	1
Eliminations	-	(1,488)	-	-	-
Total	8,395	348,627	6,117	3,001	16,099

2019
Americas	8,589	179,972	5,770	2,117	8,515
The Netherlands	360	67,382	56	944	2,123
United Kingdom	878	94,570	18	5	6,309
International	536	10,023	156	122	1,188
Holding and other activities	-	16	1	-	3
Eliminations	-	(1,655)	-	-	-
Total	10,363	350,307	6,002	3,188	18,138
The numbers included in Schedule III are based on IFRS and excludes the proportionate share in Aegon’s joint ventures and Aegon’s associates.
Deferred policy acquisition costs also include deferred costs of reinsurance.

	Column G	Column H	Column I	Column J	Column K
Amounts in EUR million	Net investment income	Benefits, claims and losses	Amortization of deferred policy acquisition costs	Other operating expenses	Premiums written
2021
Americas	2,909	10,111	741	3,003	5,023
The Netherlands	2,088	3,249	—	806	1,614
United Kingdom	1,691	7,343	96	523	4,419
International	298	757	62	345	870
Asset Management	-	-	-	411	-
Holding and other activities	(4)	-	-	180	-
Eliminations	(15)	-	-	(183)	-
Total	6,967	21,460	899	5,085	11,926

2020
Americas	2,984	7,171	547	3,127	5,930
The Netherlands	2,083	3,244	-	837	1,931
United Kingdom	1,795	6,278	102	529	4,670
International	307	810	105	350	860
Asset Management	-	-	-	382	-
Holding and other activities	4	7	-	185	5
Eliminations	(24)	(5)	-	(180)	-
Total	7,149	17,505	753	5,230	13,396

2019
Americas	3,166	8,484	583	3,181	6,360
The Netherlands	2,224	3,416	3	880	2,090
United Kingdom	1,830	7,722	100	607	6,120
International	325	834	68	376	1,122
Asset Management	-	-	-	388	-
Holding and other activities	-	5	-	153	12
Eliminations	(15)	(3)	-	(187)	-
Total	7,531	20,459	754	5,399	15,704